ORGANIZATION AND CAPITAL MANAGEMENT - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Summary of the Corporation's Capital [Line Items]
Corporation's Capital	$ 401,952	$ 355,965
The Corporation
Summary of the Corporation's Capital [Line Items]
Corporation's Capital	$ 58,167	$ 55,373
Bottom of range
Summary of the Corporation's Capital [Line Items]
Target return	1500.00%